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1940 Act File No. 811-07436

August 1, 2024

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The DFA Investment Trust Company
File No. 811-07436

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 78 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Trust”) on Form N-1A.

This Amendment is being filed to incorporate changes to the strategy of The DFA Short Term Investment Fund, as indicated in the Amendment. No other information is amended or superseded hereby.

Please direct questions or comments relating to this filing to me at (215) 564-8082 or, in my absence, to Jana Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Brian Crowell
Brian Crowell, Esq.

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